Provisions, contingent assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Civil, Labor and Other Risks Provisions
Below are the changes in civil, labor and other risks provisions:

		12/31/2025
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,207	8,213	1,066	12,486
(-) Provisions guaranteed by indemnity clause	2c XII	(169)	(671)	-	(840)
Subtotal		3,038	7,542	1,066	11,646
Adjustment / Interest	23	115	578	-	693
Changes in the period reflected in income	23	1,228	3,334	364	4,926
Increase		1,835	3,793	650	6,278
Reversal		(607)	(459)	(286)	(1,352)
Payment / Transfer		(1,426)	(3,173)	(37)	(4,636)
Subtotal		2,955	8,281	1,393	12,629
(+) Provisions guaranteed by indemnity clause	2c XII	197	565	-	762
Closing balance		3,152	8,846	1,393	13,391
Current		1,434	3,176	687	5,297
Non-current		1,718	5,670	706	8,094

Schedule of Social Security Provisions
The table below shows the change in the provisions:

	Note	12/31/2025	12/31/2024
Opening balance - 01/01		6,723	6,579
(-) Provisions guaranteed by indemnity clause	2c XII	(83)	(79)
Subtotal		6,640	6,500
Adjustment / Interest (1)		929	543
Changes in the period reflected in income		(1,293)	(274)
Increase (1)		579	61
Reversal (1)		(1,872)	(335)
Payment		(1,963)	(129)
Subtotal		4,313	6,640
(+) Provisions guaranteed by indemnity clause	2c XII	87	83
Closing balance		4,400	6,723
Current		-	-
Non-current		4,400	6,723
1)The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

Schedule of Guarantees of Contingencies, Provisions and Legal Obligations
The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING basically consist of:

		12/31/2025				12/31/2024
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	18a	1,569	2,004	9,924	13,497	13,662
Investment fund quotas		260	62	-	322	534
Surety		78	14	5,418	5,510	5,453
Insurance bond		2,562	2,220	20,859	25,641	22,432
Guarantee by government securities		-	-	411	411	361
Total		4,469	4,300	36,612	45,381	42,442